Trade payables and other current liabilities	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and other current liabilities	Trade payables and other current liabilities
13.1 TRADE AND OTHER PAYABLES

Details of trade and other payables

	As of
(in thousands of euros)	June 30, 2021	December 31, 2020
Accrued expenses - clinical trials	1,572	1,532
Other trade payables	7,241	5,574
Total trade and other payables	8,813	7,106
Trade payables are not discounted, as none of the amounts were due in more than one year.

13.2 OTHER CURRENT LIABILITIES

	As of
(in thousands of euros)	June 30, 2021	December 31, 2020
Tax liabilities	305	283
Payroll tax and other payroll liabilities	4,807	6,248
Other payables	398	491
Other current liabilities	5,510	7,022
Payroll tax and other payroll liabilities consist primarily of payroll taxes, namely the employer withholdings relating to free shares, accrued bonuses, vacation days and related social charges.
13.3 DEFERRED REVENUES AND CONTRACT LIABILITIES

	As of
(in thousands of euros)	June 30, 2021	December 31, 2020
Deferred revenues and contract liabilities	16,555	—
Deferred revenues and contract liabilities	16,555	—

Change in deferred revenues and contract liabilities as of June 30, 2021 consists of contract liabilities relating to the LianBio contract in the amount of €16.6 million, accounted for in accordance with IFRS 15. See Note 15 Revenues and other income for more details.